EQ ADVISORS TRUSTSM

EQ/Goldman Sachs Mid Cap Value Portfolio

SUPPLEMENT DATED MARCH 6, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

The following changes are being made to the Summary Prospectus, Prospectus and SAI:

Cecile Origenes of Goldman Sachs Asset Management, L.P. no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Goldman Sachs Mid Cap Value Portfolio. All references to Cecile Origenes in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “EQ/Goldman Sachs Mid Cap Value Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”)” is amended to add the following information:

Name	Title	Since
Michael Woodcock	Vice President of GSAM	2026

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Goldman Sachs Asset Management, L.P.” is amended by deleting the third paragraph in its entirety and replacing it with the following information:

Sung Cho and Michael Woodcock are primarily responsible for the investment decisions for the EQ/Goldman Sachs Mid Cap Value Portfolio.

Sung Cho, CFA, Managing Director, joined GSAM in 2004. He is a portfolio manager on the Fundamental Equity U.S. Equity Team, where he has broad research responsibilities across the U.S. Equity strategies. He became a portfolio manager in 2015.

Michael Woodcock, Vice President, joined GSAM in 2025. He is a portfolio manager on the Fundamental Equity U.S. Equity Team, where he has broad research responsibilities across the U.S. Equity strategies. He became a portfolio manager in 2026.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Goldman Sachs Asset Management, L.P.” is amended to include the following information:

Goldman Sachs Asset Management, L.P. (“GSAM”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of January 31, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Goldman Sachs Mid Cap Value Portfolio
Michael Woodcock	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of January 31, 2026

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Goldman Sachs Mid Cap Value Portfolio

Michael Woodcock	X